DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2017
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS [Abstract]
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(a)	Description of business

Tarena International, Inc. (“Tarena International”), through its wholly-owned subsidiaries and consolidated variable interest entities or VIEs (collectively referred to hereinafter as the “Company”), is principally engaged in providing professional education services including professional information technology (“IT”) training courses and non-IT training courses across the People’s Republic of China (“PRC”). To a lesser extent, the Company is also engaged in providing IT and non-IT training courses for children. All of the Company’s operations are located in the PRC with nearly all of its customers located in the PRC.

(b)	Organization

Tarena International is a holding company that was incorporated in the Cayman Islands on October 8, 2003 by Mr. Han Shaoyun (“Mr. Han”), the founder and chief executive officer of the Company, and five other individuals. Tarena International is the parent company of a number of wholly-owned subsidiaries that are engaged in professional education services. The Company’s education services in certain locations of the PRC were previously conducted through Beijing Tarena Jinqiao Technology Co., Ltd. (“Beijing Tarena”) and Shanghai Tarena Software Technology Co., Ltd. (“Shanghai Tarena”)(collectively, the “Tarena Entities”), and their subsidiaries, in order to comply with the PRC laws and regulations which restricted foreign investments in companies that were engaged in education services. Tarena Entities and their subsidiaries were principally engaged in providing professional education services including professional IT training courses in those locations and operated 23 learning centers as of December 31, 2011. Pursuant to the VIE Agreements as described below, Tarena International has effective financial control over Tarena Entities and their initial capital funding was provided by Tarena Technologies Inc., (a wholly-owned subsidiary of Tarena International or the “WOFE”, formerly known as Beijing Tarena Technology Co., Ltd.). The recognized and unrecognized revenue-producing assets that were held by Tarena Entities and their subsidiaries primarily consisted of property and equipment, operating leases for the learning premises, ICP license, www.tmooc.cn website and assembled workforce in those learning centers. Because of change in PRC laws and regulations in 2012 which encourages foreign investments in education services, the Company began to transfer most of the operations, including related assets and liabilities of Tarena Entities and their subsidiaries to the wholly-owned subsidiaries of Tarena International. As of December 31, 2013, all of the learning center operations of Tarena Entities and their subsidiaries have been transferred to other subsidiaries of Tarena International. Beijing Tarena invested in five PRC companies which mainly engaged in provision of educational products and services in 2016 and invested in two more companies with similar business in 2017. The total carrying amount of such investment was RMB35,000 and RMB71,250, respectively, as of December 31, 2016 and 2017.

Upon the establishment of Tarena Entities in 2005, the registered capital of Beijing Tarena and Shanghai Tarena were RMB2,000 and RMB1,000, respectively. In 2016, Beijing Tarena received additional capital injection of RMB3,000 through its nominee equity holders. All of the equity interests of Tarena Entities are legally held by Mr. Han and Mr. Li Jianguang (“Mr. Li”), a director of Tarena International. Both individuals are nominee equity holders of Tarena Entities and holding their equity interests on behalf of Tarena International. Through a series of contractual agreements and arrangements (the “VIE Agreements”), among Tarena International, WOFE, Tarena Entities and their nominee equity holders, the nominee equity holders of Tarena Entities have granted all their legal rights including voting rights and disposition rights of their equity interests in Tarena Entities to Tarena International. The nominee equity holders of Tarena Entities do not participate significantly in income and loss and do not have the power to direct the activities of the Tarena Entities that most significantly impact their economic performance. Accordingly, the Tarena Entities are considered variable interest entities.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, Tarena International has a controlling financial interest in Tarena Entities because Tarena International has (i) the power to direct activities of Tarena Entities that most significantly impact the economic performance of Tarena Entities; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of Tarena Entities that could potentially be significant to Tarena Entities. Thus, Tarena International is the primary beneficiary of the Tarena Entities.

Under the terms of the VIE Agreements, Tarena International has (i) the right to receive economic benefits that could potentially be significant to Tarena Entities in the form of service fees under the exclusive business cooperation agreements; (ii) the right to receive all dividends declared by Tarena Entities and the right to all undistributed earnings of Tarena Entities; (iii) the right to receive the residual benefits of Tarena Entities through its exclusive option to acquire 100% of the equity interests in Tarena Entities, to the extent permitted under PRC law. Accordingly, the financial statements of Tarena Entities are consolidated in Tarena International’s consolidated financial statements.

Under the terms of the VIE Agreements, Tarena Entities’ nominee equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to Tarena International. All of the equity (net assets) and net income of Tarena Entities are attributed to Tarena International.

The key terms of the VIE Agreements are as follows:

Loan Agreements: The WOFE provided RMB6,000 loans in aggregate to Tarena Entities’ nominee equity holders for the sole purpose of their contribution of Tarena Entities’ registered capital. The nominee equity holders of Tarena Entities can only repay the loans by transferring all of their legal equity interest in Tarena Entities to the WOFE or its designated representatives pursuant to the exclusive option agreements. The loans shall be interest-free, unless the transfer price exceeds the principal of the loans when each nominee equityholder of Tarena Entities transfers his equity interests in Tarena Entities to Tarena International or its designated representatives. Such excess over the principal of the loan shall be deemed as the interest of the loans to the extent permitted under the PRC law. The initial terms of the loans expire in 2026, which can be extended with the written notice of both the WOFE and Tarena Entities before expiration. In March 2017, the Company dissolved Shanghai Tarena and obtained the repayment of RMB1,000 from Shanghai Tarena’s nominee equity holders.

Exclusive Option Agreements: Each of the nominee equity holders irrevocably granted Tarena International, Inc. or its designated representatives an exclusive option to purchase, to the extent permitted under PRC law, all or part of his equity interests in Tarena Entities. In addition, Tarena International has the option to acquire the equity interests of Tarena Entities for a specified price equal to the loan provided by the WOFE to the nominee equity holders. If the lowest price permitted under PRC law is higher than the above price, the lowest price permitted under PRC law shall apply. Without Tarena International’s prior written consent, the nominee equity holders shall not sell, transfer, mortgage, or otherwise dispose any equity interests in Tarena Entities. These agreements will remain effective until all equity interests held in Tarena Entities by the nominee equity holders are transferred or assigned to Tarena International or its designated representatives.

Exclusive Business Cooperation Agreements: The WOFE has the exclusive right to provide, among other things, technical support, business support and related consulting services to Tarena Entities and Tarena Entities agree to accept all the consultation and services provided by the WOFE. Without the WOFE’s prior written consent, Tarena Entities are prohibited from engaging any third party to provide any of the services under this agreement. In addition, the WOFE exclusively owns all intellectual property rights arising out of or created during the performance of this agreement. Tarena Entities agree to pay a monthly service fee to the WOFE at an amount determined solely by the WOFE after taking into account factors including the complexity and difficulty of the services provided, the time consumed, the seniority of the WOFE employees providing services to Tarena Entities, the value of services provided, the market price of comparable services and the operating conditions of Tarena Entities. Furthermore, to the extent permitted under the PRC law, the WOFE agrees to provide financial support to Tarena Entities. The term of the agreement will remain effective unless the WOFE terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Tarena Entities or the WOFE to renew its respective business license upon expiration. Tarena Entities are not permitted to terminate this agreement in any event unless required by applicable laws.

Power of Attorney: Each nominee equity holder of Tarena Entities appointed the WOFE as the attorney-in-fact to act on all matters pertaining to Tarena Entities and to exercise all of their rights as an equity holder of Tarena Entities, including but not limited to attend shareholders’ meetings, vote on their behalf on all matters of Tarena Entities requiring shareholders’ approval under PRC laws and regulations and the articles of association of Tarena Entities, designate and appoint directors and senior management members. The WOFE may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the nominee equity holders of Tarena Entities. Each power of attorney will remain effective until the nominee equity holder ceases to hold any equity interest in Tarena Entities.

Equity Interest Pledge Agreements: Pursuant to the equity interest pledge agreement, Tarena Entities’ nominee equity holders pledged all of their equity interests in Tarena Entities to the WOFE to guarantee their performance of the obligations under the contractual arrangements including but not limited to, the service fees due to the WOFE. If Tarena Entities or any of Tarena Entities’ nominee equity holders breaches its contractual obligations under the contractual arrangements, the WOFE, as the pledgee, will be entitled to certain rights and entitlements, including receiving proceeds from the auction or sale of whole or part of the pledged equity interests of Tarena Entities in accordance with legal procedures. The WOFE has the right to receive dividends generated by the pledged equity interests during the term of the pledge. If any event of default as provided in the contractual arrangements occurs, the WOFE, as the pledgee, will be entitled to dispose of the pledged equity interests in accordance with PRC laws and regulations. The equity interest pledge agreements became effective on the date when the agreements were duly executed. The pledge was registered with the relevant local administration for industry and commerce in December 2013 and April 2017 and will remain binding until Tarena Entities and their nominee equity holders discharge all their obligations under the contractual arrangements. The registration of the equity pledge enables the WOFE to enforce the equity pledge against third parties who acquire the equity interests of Tarena Entities in good faith.

Tarena International relies on the VIE Agreements to operate and control the Tarena Entities. However, these contractual arrangements may not be as effective as direct equity ownership in providing Tarena International with control over Tarena Entities. Any failure by Tarena Entities or the nominee equity holders to perform their obligations under the VIE Agreements would have a material adverse effect on the consolidated financial position and consolidated financial performance of the Company. All the VIE Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in the PRC is not as developed as some other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit Tarena International’s ability to enforce these contractual arrangements. In addition, if the legal structure and the VIE Agreements were found to be in violation of any existing or future PRC laws and regulations, Tarena International may be subject to fines or other legal or administrative sanctions.

In the opinion of management, based on the legal opinion obtained from the Company’s PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations. However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations. Accordingly, Tarena International cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and the VIE Arrangements are found to be in violation of any existing or future PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the WOFE, its subsidiaries and Tarena Entities;

•	discontinue or restrict the conduct of any transactions between the WOFE, its subsidiaries and Tarena Entities;

•	impose fines, confiscate the income from Tarena Entities, or impose other requirements with which the Company may not be able to comply;

•
require Tarena International to restructure its ownership structure or operations, including terminating the contractual arrangements with Tarena Entities and deregistering the equity pledges of Tarena Entities; and

•	restrict or prohibit the use of the proceeds of future offering to finance the Company’s business and operations in the PRC.

If the imposition of any of these government actions causes Tarena International to lose its right to direct the activities of Tarena Entities or its right to receive substantially all the economic benefits and residual returns from Tarena Entities and Tarena International is not able to restructure its ownership structure and operations in a satisfactory manner, Tarena International would no longer be able to consolidate the financial results of Tarena Entities and their subsidiaries. In the opinion of management, the likelihood of deconsolidation of the Tarena Entities and their subsidiaries is remote based on current facts and circumstances.

The equity interests of Tarena Entities are legally held by Mr. Han and Mr. Li as nominee equity holders on behalf of the Company. Mr. Han and Mr. Li are also directors of Tarena International. Mr. Han and Mr. Li each holds 66.6% and 0.1% of the total voting rights as of December 31, 2017, respectively, assuming the exercise of all outstanding options held by Mr. Han and Mr. Li as of such date. The Company cannot assure that when conflicts of interest arise, either of the nominee equity holders will act in the best interests of the Company or such conflicts will be resolved in the Company’s favor. Currently, the Company does not have any arrangements to address potential conflicts of interest between the nominee equity holders and the Company, except that Tarena International could exercise the purchase option under the exclusive option agreement with the nominee equity holders to request them to transfer all of their equity ownership in Tarena Entities to a PRC entity or individual designated by Tarena International. The Company relies on the nominee equity holders, who are both Tarena International’s directors and who owe a fiduciary duty to Tarena International, to comply with the terms and conditions of the contractual arrangements. Such fiduciary duty requires directors to act in good faith and in the best interests of Tarena International and not to use their positions for personal gains. If the Company cannot resolve any conflict of interest or dispute between the Company and the nominee equity holders of Tarena Entities, the Company would have to rely on legal proceedings, which could result in disruption of the Company’s business and subject the Company to substantial uncertainty as to the outcome of any such legal proceedings.

The Company’s involvement with Tarena Entities under the VIE Agreements affected the Company’s consolidated financial position, results of operations and cash flows as indicated below.

The assets and liabilities of Tarena Entities and their subsidiaries that were included in the accompanying consolidated financial statements as of December 31, 2016 and 2017 are as follows:

	December 31,
	2016	2017
	RMB	RMB
Cash	630	294
Amounts due from related parties	21,650	30,781

Total current assets	22,280	31,075
Property and equipment, net	3	-
Long term investments	35,000	71,250
Other non-current assets	716	3,564

Total assets	57,999	105,889
Income taxes payable	3,729	3,052
Accrued expenses and other current liabilities	176	308
Amounts due to related parties, including amounts due to WOFE for accrued service fees	46,486	78,180

Total current liabilities	50,391	81,540
Other non-current liabilities	267	267

Total liabilities	50,658	81,807

Amounts due from/to related parties represents the amounts due from/to Tarena International and its wholly-owned subsidiaries, which are eliminated upon consolidation.

The financial performance and cash flows of Tarena Entities and their subsidiaries that were included in the accompanying consolidated financial statements for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues	177	-	-
Net (loss)/income	(2,415)	(892)	1
Net cash used in operating activities	(2,201)	(2,166)	(841)
Net cash used in investing activities	(18,000)	(11,886)	(29,380)
Net cash provided by financing activities	19,755	13,639	29,885

All of the assets of Tarena Entities and their subsidiaries can be used only to settle obligations of Tarena Entities and their subsidiaries. None of the assets of Tarena Entities and their subsidiaries have been pledged or collateralized. The creditors of Tarena Entities and their subsidiaries do not have recourse to the general credit of Tarena International and its wholly-owned subsidiaries. Assets of Tarena Entities and their subsidiaries that can be used only to settle obligations of Tarena Entities and their subsidiaries and liabilities of Tarena Entities and their subsidiaries for which creditors (or beneficial interest holders) do not have recourse to the general credit of Tarena International and its wholly owned subsidiaries have been presented parenthetically alongside each balance sheet caption on the face of the consolidated balance sheets.

During the periods presented, Tarena International and its wholly-owned subsidiaries provided financial support to Tarena Entities that they were not previously contractually required to provide in the form of advances. To the extent Tarena Entities require financial support, pursuant to the exclusive business cooperation agreements, the WOFE may, at its option and to the extent permitted under the PRC law, provide such support to Tarena Entities through loans to Tarena Entities’ nominee equity holders or entrustment loans to Tarena Entities.

(c)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

(d)	Significant concentrations and risks

Revenue concentration

A substantial portion of the Company’s total net revenues are generated from Java, Digital Arts and Web Front courses. The percentages of the Company’s total net revenues from Java, Digital Arts and Web Front training courses are as follows:

	Year Ended December 31,
	2015	2016	2017
Digital Arts	32.2%	28.0%	33.6%
Java	28.8%	34.3%	32.8%
Web Front	4.2%	12.7%	6.6%
Total	65.2%	75.0%	73.0%

The Company expects net revenues from these three training courses to continue to represent a substantial portion of its total net revenues in the future. Negative factors that adversely affect net revenues generated by these three training courses will have a material adverse effect on the Company’s business, financial condition and results of operations. There were no other courses that represented revenues greater than 10% of total revenues.

A substantial portion of the Company’s students financed their tuition fees through the loans offered to them by Baidu Small Loan Co., Ltd., RenRenDai, Bank of China Consumer Finance Co., Ltd., CreditEase Business Consulting (Beijing) Co., Ltd., and Shitudai   during the three-years period ended December 31, 2017. The Company expects students financed by these companies to continue to represent a substantial portion of its total students in the future. The Company believes other companies could provide similar loans to its students on comparable terms. However, negative factors that adversely affect these companies will have a material adverse effect on the Company’s business, financial condition and results of operations.

Geographic concentration

A substantial portion of the Company’s total net revenues are derived from its business operations in Beijing and Hangzhou. The percentages of the Company’s total net revenues generated from its business operations in Beijing and Hangzhou are as follows:

	Year Ended December 31,
	2015	2016	2017
Hangzhou	33.0%	31.9%	30.0%
Beijing	12.3%	12.4%	13.0%
Total	45.3%	44.3%	43.0%

The Company expects revenues derived from its business operations in Beijing and Hangzhou to continue to represent a significant portion of its total net revenues. Negative factors that adversely affect professional education services in Beijing or Hangzhou will have a material adverse effect on the Company’s business, financial condition and results of operations. There were no other cities that represented revenues greater than 10% of total revenues.